Organization and Business Going Concern (Details)	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Substantial Doubt about Going Concern, Conditions or Events	Based upon the Company's current expectations and projections for the next year, the Company believes that it may not have sufficient liquidity necessary to sustain operations beyond February 28, 2022. These factors, among others, raise substantial doubt that the Company will be able to continue as a going concern